CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 29, 2020 CNY (¥) shares	Feb. 29, 2020 $ / shares
Accounts receivable and contract assets, allowance for credit losses	¥ 215		¥ 215
Other receivables, deposits and other assets, allowance for credit losses	5,052		5,052
Amounts due to related parties	1,495	$ 231	1,323
Accrued expenses and other current liabilities without recourse	226,988	35,067	213,018
Operating lease liabilities - current without recourse	52,674	8,137	51,842
Deferred revenue	75,242	11,625	71,946
Deferred tax liabilities	1,673	258	2,136
Operating lease liabilities - non-current without recourse	¥ 92,144	$ 14,236	¥ 147,510
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized | shares	500,000,000	500,000,000	500,000,000
Ordinary shares, issued | shares	23,131,195	23,131,195	23,131,195
Ordinary shares, outstanding | shares	23,131,195	23,131,195	23,131,195
Treasury shares | shares	970,788	970,788	970,788
VIEs
Amounts due to related parties	¥ 1,495		¥ 1,323
Accrued expenses and other current liabilities without recourse	220,079	$ 34,000	202,353
Operating lease liabilities - current without recourse	52,290		49,221
Income tax payable without recourse	8,316		10,066
Deferred revenue	75,242		71,946
Deferred tax liabilities	1,673		2,136
Operating lease liabilities - non-current without recourse	78,828		135,867
VIEs | Non Recourse
Accrued expenses and other current liabilities without recourse	¥ 82,736		¥ 69,797